Income taxes - Income before income tax by geographic locations (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Income before income tax expense is attributed to the geographic locations
Domestic	$ (9,506)	$ (3,248)	$ (9,996)
Foreign	72,292	73,751	92,355
Income before income taxes	$ 62,786	$ 70,503	$ 82,359